Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Changes in Liabilities Arising from Financing Activities
34.	Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities, liabilities related to cashflow to be classified as future financing activities, for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020
					Non-cash
	Beginning		Cash flows		Newly acquired		Exchange difference		Fair Value changes		Changes in consolidati - on scope		Others		Ending
Borrowing	￦	7,298,867	￦	167,867	￦	17,523	￦	(157,985)	￦	—	￦	—	￦	(9,974)	￦	7,316,298
Lease liabilities		1,211,351		(447,784)		473,477		(3)		40		3,564		(97,005)		1,143,640
Other financial liabilities		—		(13,674)		13,674		—		—		—		—		—
Derivative liabilities		20,096		(943)		2,798		142,511		(23,669)		—		(10,220)		130,573
Derivative assets		(58,576)		34,933		—		2,870		(3,456)		—		16,623		(7,606)

Total	￦	8,471,738	￦	(259,601)	￦	507,472	￦	(12,607)	￦	(27,085)	￦	3,564	￦	(100,576)	￦	8,582,905

( i n millions of Korean won)	2021
	Beginning		Cash flows		Non-cash										Ending
					Newly acquired		Exchange difference		Fair Value changes		Changes in consolidati - on scope		Others
Borrowing	￦	7,316,298	￦	900,394	￦	52,782	￦	196,890	￦	—	￦	15,994	￦	(44,655)	￦	8,437,703
Lease liabilities		1,143,640		(394,567)		403,451		3		90		36,840		(30,088)		1,159,369
Derivative liabilities		130,573		(1,712)		2,637		(4,311)		(4,892)		—		(47,119)		75,176
Derivative assets		(7,606)		216		—		(189,700)		(17,251)		—		114,888		(99,453)

Total	￦	8,582,905	￦	504,331	￦	458,870	￦	2,882	￦	(22,053)	￦	52,834	￦	(6,974)	￦	9,572,795

(in millions of Korean won)	2022
	Beginning		Cash flows		Non-cash Ending
					Newly acquired		Exchange difference		Fair value change		Changes in consolidati- on scope		Others

Borrowing	￦	8,437,703	￦	1,391,32	￦	—	￦	146,108	￦	939	￦	—	￦	30,614	￦	10,006,685
Lease liabilities		1,159,369		(378,684)		427,398		—		—		—		(36,045)		1,172,038
Derivative liabilities		75,176		(41,197)		—		19,858		12,941		—		(33,223)		33,555
Derivative assets		(99,453)		76,280		(754)		(147,161)		30,341		—		(50,083)		(190,830)

Total	￦	9,572,795	￦	1,047,72	￦	426,644	￦	18,805	￦	44,221	￦	—	￦	(88,737)	￦	11,021,448